FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

March 1, 2021

Filed via EDGAR (CIK # 0000878087)

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      Templeton Developing Markets Trust (Fund)

File Nos. 033-42163 and 811-06378

Dear Sir or Madam:

On behalf of the above-referenced Fund, submitted herewith under the EDGAR system, is Post-Effective Amendment No. 45 to the Fund’s Registration Statement on Form N-1A (Amendment), which is being filed under Rule 485(a)(1) under the Securities Act of 1933 (1933 Act) and the Investment Company Act of 1940.

The Amendment is being filed to reflect: (i) a change to the Fund’s classification as a “diversified” fund to a “non-diversified” fund; (ii) the addition of a new sub-adviser for the Fund; and (iii) the addition of disclosure reflecting the Fund’s ability to rely on “manager-of-managers” exemptive relief, all as approved by the Fund’s shareholders.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating certain non-material information contained in the prospectus and SAI.

Please direct any questions or comments relating to this filing to Amy C. Fitzsimmons at (215) 564-8711.

Sincerely,

/s/Lori A. Weber

                                                                                               LORI A. WEBER

                                                                                               Vice President and Secretary

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